Average Annual Total Returns - Investor A1 - BlackRock Total Return Fund	Jan. 28, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Investor A1 Shares
Average Annual Return:
1 Year	8.76%
5 Years	4.90%
10 Years	4.63%
Investor A1 Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.45%
5 Years	3.42%
10 Years	3.15%
Investor A1 Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.46%
5 Years	3.14%
10 Years	2.95%